(Loss)/Earnings per Share	12 Months Ended
Dec. 31, 2012
Earnings per Share [Abstract]
Earnings per share [Text Block]

21.      (Loss) / Earnings per Share:
The calculation of net (loss) / earnings per common share is summarized below:

	2012	2011	2010

Net (loss) / income attributable to Seanergy Maritime Holdings Corp.	(193,768)	(197,756)	132

Weighted average common shares outstanding - basic and diluted	11,576,576	7,314,636	5,861,129
Net (loss) / earnings per common share - basic and diluted	$(16.74)	$(27.04)	$0.02

Non-vested shares issued under the Equity Incentive Plan (Note 22) of 2,218 and 3,332 are excluded from the diluted EPS calculation for the years ended December 31, 2012 and 2011, respectively, due to their anti-dilutive effect.
As of December 31, 2012, 2011 and 2010 all outstanding warrants to acquire 1,138,917, 1,138,917 and 2,674,906 shares of common stock, respectively, were anti-dilutive. The underwriters' purchase options (common shares of 66,667 and warrants of 1,000,000 which expired in September 24, 2012 were also anti-dilutive for the years ended December 31, 2011 and 2010.
Thus, as of December 31, 2012, 2011 and 2010, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS as mentioned above are:

Private warrants	1,138,917
Non-vested shares	2,218
Total	1,141,135